INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.    INTANGIBLE ASSETS

	December 31, 2017
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(53,180)	186,129
Trademark	10 years	150,637	(20,085)	130,552
Acquired software	10 years	14,432	(3,290)	11,558

Subtotal		404,378	(76,555)	328,239

Indefinite-lived intangible assets
Operating Licenses and Trading Rights		106,160	—	106,160

Subtotal		106,160	—	106,160

Total intangible assets (RMB)		510,538	(76,555)	433,983

Total intangible assets (USD) unaudited		78,468	(11,766)	66,702

	December 31, 2016
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(13,295)	226,014
Trademark	10 years	150,637	(5,021)	145,616
Acquired software	10 years	10,498	(1,871)	8,627

Subtotal		400,444	(20,187)	380,257

Indefinite-lived intangible assets
License of Shanghai Exchange		37,000	—	37,000

Subtotal		37,000	—	37,000

Total intangible assets (RMB)		437,444	(20,187)	417,257

Total intangible assets (USD) unaudited		63,005	(2,907)	60,098

Aggregate amortization expense for amortizing intangible assets was RMB 0.35 million, RMB19.08 million and RMB 56.55 million for the years ended December 31, 2015, 2016 and 2017, respectively. Estimated amortization expense for the next five years is: RMB 56.40 million in 2018, RMB 56.38 million in 2019, RMB 56.38 million in 2020, RMB 56.38 million in 2021, and RMB 43.09 million in 2022.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of customer list, trademark and acquired software as of December 31, 2017. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is six to ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include licenses as of December 31, 2017. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

No impairment on intangible assets was recognized for the years ended December 31, 2015, 2016 and 2017.